Prepaid and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expenses and Other Receivables
The Company’s prepaid expenses and other receivables consist of the following:

(in ‘000)	December 31, 2021	December 31, 2020
Prepaid deposits	$1,030	$1,734
Prepaid expenses	6,418	3,695
Other receivables	—	—

Total Prepaid expenses and other receivables	$7,448	$5,429